J. & W. Seligman & Co.

Incorporated

April 20, 2007

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, DC 20549

Re:	Seligman LaSalle Real Estate Fund Series, Inc. (the “Fund”)

Post-Effective Amendment No. 9

File Nos. 333-105799 and 811-21365

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Fund’s Prospectuses and Statement of Additional Information, dated April 2, 2007, that would have been filed pursuant to Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 9 to the Fund’s Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 11, 2007.

If you have any questions, please do not hesitate to contact me at (212) 850-1393.

Very truly yours,

/s/ Christine Brennan
Christine Brennan
Senior Paralegal
Law and Regulation

100 Park Avenue New York, New York 10017 (212) 850-1864